Retirement Plans and Other Retiree Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Reclassifications, Net of Tax

The following table presents these reclassifications, net of tax, as well as the reclassification of the realized gain on investments, and the statement of operations line items that are impacted (in thousands):

Year Ended December 31, 2013
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs included in:
Direct costs of revenue (excluding depreciation and amortization)	$(63)
Selling, general and administrative	(44)

Total	(107)

Amortization of actuarial loss reclassified from other comprehensive loss to net periodic pension benefit costs included in:
Direct costs of revenue (excluding depreciation and amortization)	7,302
Selling, general and administrative	5,018

Total	12,320

Realized loss on investments included in:
Other expense, net	123

Total	$123

Reconciliation of Funded Status and Accumulated Benefit Obligation

The following summarizes the projected benefit obligations, plan assets and funded status of the defined benefit retirement plan, as well as the projected benefit obligations of the postretirement medical benefits provided under our medical plan (in thousands, except percentages):

	Year Ended December 31, 2012		Year Ended December 31, 2013
		Other Post-		Other Post-
	Pension	retirement	Pension	retirement
	Benefits	Benefits	Benefits	Benefits
Change in benefit obligation
Benefit obligation at beginning of period	$436,102	$110,737	$473,975	$107,704
Service cost	3,211	354	3,318	293
Interest cost	19,061	4,959	18,244	4,295
Employee contributions	—	365	—	443
Benefits paid	(21,668)	(3,873)	(21,294)	(3,853)
Plan amendments	—	—	—	797
Actuarial (gain) loss	37,269	(4,838)	(46,334)	(14,364)

Benefit obligation at end of period	$473,975	$107,704	$427,909	$95,315

Change in plan assets
Plan assets at beginning of period	$236,793	$—	$278,384	$—
Employer contributions	30,110	3,508	31,989	3,410
Employee contributions	—	365	—	443
Actual return on plan assets	33,149	—	33,097	—
Benefits paid	(21,668)	(3,873)	(21,294)	(3,853)

Plan assets at fair value at end of period	$278,384	$—	$322,176	$—

Accrued benefit costs and funded status of the plans	$(195,591)	$(107,704)	$(105,733)	$(95,315)

Accumulated benefit obligation	$462,995		$418,710

Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	3.98%	4.04%	4.83%	4.90%
Salary rate	3.25%	—	3.25%	—

Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.51%	4.57%	3.98%	4.04%
Expected rate of return on plan assets	8.0%	—	7.8%	—
Rate of compensation increase	3.25%	—	3.25%	—

Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	$4,729	$449	$12,094	$226
Prior service credits, net of tax	$(110)	$—	$(107)	$—

Total	$4,619	$449	$11,987	$226

Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial loss, net of tax	$110,389	$10,160	$62,234	$923
Prior service credits, net of tax	(607)	—	(500)	—

Total	$109,782	$10,160	$61,734	$923

Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss	$(19,423)	$(362)	$(10,319)	$—
Prior service credits	172	—	172	—

Total	$(19,251)	$(362)	$(10,147)	$—

Benefits Expected to be Paid Next Five Years

The benefits expected to be paid in each of the next five years and in the aggregate for the five years thereafter are as follows (in thousands):

	Pension Benefits	Other Post-retirement Benefits
2014	$31,626	$4,421
2015	27,053	4,813
2016	28,372	5,195
2017	28,768	5,567
2018	28,366	5,918
2019 to 2023	149,655	33,495

Total	$293,840	$59,409

Target and Actual Asset Allocation [Member]
Pension Plan Assets by Asset Category

The target and actual asset allocation of our pension plan assets were as follows:

	As of December 31, 2012		As of December 31, 2013
	Target Allocation	Actual Allocation	Target Allocation	Actual Allocation
Asset Category
Equity securities	38%	39%	47%	50%
Debt securities	47%	46%	38%	36%
Other securities	15%	15%	15%	14%

Total	100%	100%	100%	100%

Fair Value Of Pension Plan Assets [Member]
Pension Plan Assets by Asset Category

The fair values of our pension plan assets by asset category are as follows (in thousands):

	Fair Value Measurements at December 31, 2012	Fair Value Measurements at December 31, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Quoted Prices in Active Markets for Identical Assets (Level 1)
Asset Category
Equity Securities
U.S. Large-Cap (1)	$53,874	$83,116
U.S. Small/Mid-Cap (2)	15,676	24,857
World Equity Ex-US (3)	38,098	53,367
Fixed Income Securities
Long Duration Bonds (4)	82,416	—
Short Duration Bonds (5)	—	61,388
High Yield Bonds (6)	10,889	14,282
Emerging Market Fixed income (Non-US) (7)	8,024	9,633
Core Fixed Income (8)	27,492	29,844
Other Securities
Hedge Funds (9)	28,006	29,766
Core Property Fund (10)	13,909	15,747
Income earned but not yet received	—	176

Total	$278,384	$322,176

(1)	US large cap equity fund invests primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.
(2)	US small/mid cap equity fund invests primarily in a portfolio of common stocks included in the Russell 2500 Index.
(3)	World equity ex-US fund invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.
(4)	Long duration bond fund seeks to duplicate the return characteristics of high quality corporate bonds with a duration range of 10-13 years. The fund’s investment strategy is designed to aid corporate pension plans with asset and liability management in order to reduce funding status volatility caused by changes in interest rates.
(5)	Short duration bond fund includes the Ultra Short Duration Bond fund and Opportunistic Income fund. The Ultra Short Duration Bond invests at least 80% of its net assets in investment grade U.S. dollar denominated debt instruments. While the funds may invest in securities with any maturity or duration, the funds will maintain a portfolio duration range of 18 months or less under normal market conditions. The Opportunistic Income fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities. There are no restrictions on the maturity of any individual securities or on the fund’s average portfolio maturity, although the average portfolio duration will typically vary between 0-24 months.
(6)	High yield bond fund seeks to maximize return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The fund will invest primarily in securities rated below investment grade, including corporate bonds, convertible and preferred securities and zero coupon obligations.
(7)	Emerging markets debt fund seeks to maximize return investing in fixed income securities of emerging markets issuers. The fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.
(8)	Core fixed income fund invests in fixed-income funds which seek to provide current income consistent with the preservation of capital.
(9)	Hedge funds seek to provide returns that are different from (less correlated with) investments in more traditional asset classes. The funds will pursue their investment objectives by investing substantially all of their assets in various hedge funds.
(10)	Core property fund is a fund of funds that invests in direct commercial property funds primarily in the U.S. The fund is meant to provide current income-oriented returns, diversification, and modest inflation protection to an overall investment portfolio. Total returns are expected to be somewhere between stocks and bonds, with moderate volatility and low correlation to public markets.

Defined pension benefit plans [Member]
Components of Net Periodic Benefit Costs

Net periodic pension benefit costs included the following components (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2013

Service cost	$3,102	$3,211	$3,318
Interest cost	20,058	19,061	18,244
Expected return on plan assets	(19,729)	(20,562)	(21,263)
Amortization of unrecognized prior service credits	(172)	(172)	(172)
Amortization of unrecognized net loss	6,862	13,990	19,423

Total benefit	$10,121	$15,528	$19,550

Other postretirement benefit plans [Member]
Components of Net Periodic Benefit Costs

Net periodic other postretirement benefit costs included the following components (in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2013
Service cost	$452	$354	$293
Interest cost	5,069	4,959	4,295
Plan amendment	—	—	797
Amortization of unrecognized net loss	—	687	362

Total costs	$5,521	$6,000	$5,747